Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 129,309
Fair Value	141,723
Amount at which shown in balance sheet	138,701	159,033
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	94,986
Fair Value	104,079
Amount at which shown in balance sheet	104,079
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	573
Fair Value	737
Amount at which shown in balance sheet	737
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	26,026
Fair Value	28,422
Amount at which shown in balance sheet	28,422
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	338
Amount at which shown in balance sheet	338
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	693
Fair Value	752
Amount at which shown in balance sheet	752
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,993
Fair Value	7,651
Amount at which shown in balance sheet	7,651
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	60,446
Fair Value	66,179
Amount at which shown in balance sheet	66,179
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,901
Fair Value	7,200
Amount at which shown in balance sheet	7,200
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	24,959
Fair Value	27,981
Amount at which shown in balance sheet	24,959
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	219
Fair Value	219
Amount at which shown in balance sheet	219
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,911
Fair Value	1,911
Amount at which shown in balance sheet	1,911
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	333
Fair Value	333
Amount at which shown in balance sheet	$ 333